ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2021
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Limited Partners' Capital Account by Class

The BAC’s issued and outstanding in each series at March 31, 2021 and 2020 are as follows:

	Issued		Outstanding
	2021	2020	2021	2020
Series 47	3,478,334	3,478,334	3,459,434	3,467,934
Series 48	2,299,372	2,299,372	2,283,872	2,284,372
Series 49	6,000,000	6,000,000	5,982,000	5,984,500

	11,777,706	11,777,706	11,725,306	11,736,806

Schedule of weighted average number of units

The weighted average number of units in Series 47, 48 and 49 at March 31, 2021 and 2020 are as follows:

	2021	2020
Series 47	3,465,809	3,472,209
Series 48	2,284,247	2,289,622
Series 49	5,983,875	5,988,250

	11,733,931	11,750,081